General and Administrative Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of General and Administrative Expenses [Abstract]
Schedule of General and Adminstrative Expenses
	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
Professional expenses	157,497	494,767	381,600
Audit fee	175,000	185,000	185,000
Depreciation expenses	147,767	190,540	269,130
Lease expenses	189,508	209,674	297,426
Payroll expense	3,007,987	3,564,075	4,408,593
Staff welfare	43,476	59,899	60,100
Travelling expense	31,119	25,420	23,768
Office expense	142,899	207,589	338,278
Bank charge	69,985	78,944	89,630
Insurance expenses	39,412	63,371	29,764
Entertainment expenses	43,178	61,217	78,619
License expenses	99,123	31,974	67,511
CECL provision (recoveries)	(8,782)	—	—
Inventory write-down	116,115	186,823	470,624
Impairment loss for marketable debt securities	42,291	—	—
Miscellaneous expenses	51,883	181,271	255,532
	4,348,458	5,540,564	6,955,575